                        [CALAMOS INVESTMENTS LETTERHEAD]


                                   May 6, 2005

BY EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                             CALAMOS ADVISORS TRUST
                       1933 ACT REGISTRATION NO. 333-72511
                       1940 ACT REGISTRATION NO. 811-09237

Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Calamos Advisors Trust (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 28, 2005.


                             CALAMOS ADVISORS TRUST

                             By:   /s/ James S. Hamman, Jr.
                                 ------------------------------
                             Name: James S. Hamman, Jr.
                             Title: Secretary





                CALAMOS ADVISORS LLC, 1111 E. Warrenville Road,
  Naperville, Illinois 60563-1463         800.582.6959         www.calamos.com